Form N-1A Cover	May 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AMERICAN PENSION INVESTORS TRUST
Entity Central Index Key	0000764859
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Prospectus Date	May 31, 2025